Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Debt [Table Text Block]
	06-30-2016	12-31-2015
Japanese yen term loan	163	183
Germany term loan	398	443
Italy term loan	152	175
Malaysia term loan	-	1
Total long term debt	712	802
Less current portion	(220)	(209)
Total long-term portion	492	592

Schedule of Long-term Debt Instruments [Table Text Block]
	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%
	Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	0.10%

Schedule of Derivative Instruments [Table Text Block]
	06-30-2016	12-31-2015
Investor Warrants	4,608	4,205
Placement Agent Warrants	-	172
Total	4,608	4,377
Less current portion	(835)	(172)
Total long-term portion	3,774	4,205

Contractual Obligation, Fiscal Year Maturity Schedule [Table Text Block]
2016	103
2017	1,056
2018	3,963
2019	117
2020	83
Total	5,320